SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Variable interest entities (Details) - VIEs	6 Months Ended
Jun. 30, 2022
Mingda Jiahe (Tianjin) Co., Ltd. Suzhou Branch
Variable Interest Entity [Line Items]
Date of Incorporation	Oct. 13, 2017
Place of Incorporation	Suzhou, China
Mingda Jiahe (Tianjin) Co., Ltd. Chengdu Branch
Variable Interest Entity [Line Items]
Date of Incorporation	Jun. 24, 2019
Place of Incorporation	Chengdu, China
Mingda Jiahe (Tianjin) Co., Ltd. Yangzhou Branch
Variable Interest Entity [Line Items]
Date of Incorporation	Oct. 18, 2017
Place of Incorporation	Yangzhou, China
Xishe (Tianjin) Business Management Co., Ltd.
Variable Interest Entity [Line Items]
Date of Incorporation	Oct. 20, 2017
Place of Incorporation	Tianjin, China
Percentage of Ownership	100.00%
Xishe (Tianjin) Culture and Media Co., Ltd.
Variable Interest Entity [Line Items]
Date of Incorporation	Jul. 25, 2018
Place of Incorporation	Tianjin, China
Percentage of Ownership	100.00%
Xishe Xianglin (Tianjin) Business Operation & Management Co., Ltd.
Variable Interest Entity [Line Items]
Date of Incorporation	Mar. 09, 2018
Place of Incorporation	Tianjin, China
Percentage of Ownership	51.00%